                               [NATIONWIDE LOGO]

                                  NATIONWIDE(R)

                                    VARIABLE

                                    ACCOUNT-6

                                  ANNUAL REPORT
                                       TO

                                 CONTRACT OWNERS
                                DECEMBER 31, 1998

                        NATIONWIDE LIFE INSURANCE COMPANY

                           HOME OFFICE: COLUMBUS, OHIO


APO - 3232 - E (12/98)

                               [NATIONWIDE LOGO]

                        NATIONWIDE LIFE INSURANCE COMPANY
                ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215 - 2220

                               [PRESIDENTS PHOTO]

                               PRESIDENT'S MESSAGE

         We at Nationwide Life Insurance Company are pleased to bring you the 1998 annual report of the Nationwide Variable Account-6.

         Equity markets again defied the odds in 1998 to tally a fourth straight year of double-digit gains, as measured by the major indices. This surprise came following the breathtaking correction during the third quarter that gave us a broad double-digit retreat. Fixed income investments also provided respectable returns in 1998, supported by the continued low inflationary environment and favorable Federal Reserve actions.

         The performance of the American economy continues strong into 1999. However, we believe the persisting slump in Asia and recent difficulties in Latin America will inevitably take their toll and dampen growth in the United States. This moderation, we think, will be healthy for our economy and get us back to a more sustainable growth level. We look for interest rates to continue within the range of the recent past, and we expect inflation to remain subdued. Moreover, we remain optimistic about long-term prospects for U.S. business activity; holders of financial assets should continue to profit from the anticipated favorable investment climate.

         We are pleased you have chosen our Company to provide the investment products and services to help you meet your retirement savings and financial planning goals.


                              /s/ Joseph J. Gasper
                           Joseph J. Gasper, President
                                February 16, 1999

                          NATIONWIDE VARIABLE ACCOUNT-6

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                DECEMBER 31, 1998

ASSETS:
   Investments at market value:

      Evergreen - VA Aggressive Growth Fund (EvAggrGro)
         297,616 shares (cost $3,279,057) ......................................  $  4,038,647

      Evergreen - VA Foundation Fund (EvFound)
         4,779,242 shares (cost $62,546,690) ...................................    69,203,424

      Evergreen - VA Fund (EvFund)
         2,477,831 shares (cost $35,531,944) ...................................    37,935,587

      Evergreen - VA Global Leaders Fund (EvGloLead)
         750,959 shares (cost $8,596,500) ......................................     9,582,231

      Evergreen - VA Growth and Income Fund (EvGrInc)
         3,573,059 shares (cost $51,423,943) ...................................    55,668,265

      Evergreen - VA International Growth Fund (EvIntGr)
         151,668 shares (cost $1,454,675) ......................................     1,424,161

      Evergreen - VA Small Cap Equity Income Fund (EvSmCapEI)
         238,173 shares (cost $2,280,644) ......................................     2,281,693

      Evergreen - VA Strategic Income Fund (EvStratInc)
         1,076,294 shares (cost $11,303,862) ...................................    11,182,696

      Fidelity VIP - High Income Portfolio (FidVIPHI)
         181,197 shares (cost $2,260,830) ......................................     2,089,197

      Fidelity VIP - Overseas Portfolio (FidVIPOv)
         145,241 shares (cost $2,704,463) ......................................     2,912,087

      Fidelity VIP-II - Asset Manager Portfolio (FidVIPAM)
         118,800 shares (cost $1,902,227) ......................................     2,157,416

      Fidelity VIP-II - Contrafund Portfolio (FidVIPCon)
         85,968 shares (cost $1,725,140) .......................................     2,101,061

      Fidelity VIP-III - Growth Opportunities Portfolio (FidVIPGrOp)
         139,913 shares (cost $2,566,577) ......................................     3,201,213

      Nationwide SAT - Government Bond Fund (NSATGvtBd)
         117,370 shares (cost $1,364,533) ......................................     1,372,054

      Nationwide SAT - Money Market Fund (NSATMyMkt)
         5,321,979 shares (cost $5,321,979) ....................................     5,321,979
                                                                                  ------------

            Total assets .......................................................   210,471,711

ACCOUNTS PAYABLE ...............................................................         2,822
                                                                                  ------------
CONTRACT OWNERS' EQUITY ........................................................  $210,468,889
                                                                                  ============

                                                                                                                ANNUAL
Contract owners' equity represented by:                      UNITS      UNIT VALUE                              RETURN(b)
                                                           --------     ----------                              ---------
Contracts in accumulation phase:

Evergreen - VA Aggressive Growth Fund:
   Tax qualified .................................           68,030     $  13.224364     $     899,653                21 %
   Non-tax qualified .............................          134,748        13.224364         1,781,957                21 %
   Initial Funding by Depositor (note 1a) ........          100,000        13.570000         1,357,000                22 %

Evergreen - VA Foundation Fund:
   Tax qualified .................................        1,231,590        15.661734        19,288,835                 9 %
   Non-tax qualified .............................        3,082,969        15.661734        48,284,640                 9 %
   Initial Funding by Depositor (note 1a) ........          100,000        16.299610         1,629,961                11 %

Evergreen - VA Fund:
   Tax qualified .................................          611,181        16.112386         9,847,584                 5 %
   Non-tax qualified .............................        1,639,136        16.112386        26,410,392                 5 %
   Initial Funding by Depositor (note 1a) ........          100,000        16.768642         1,676,864                 6 %

Evergreen - VA Global Leaders Fund:
   Tax qualified .................................          187,738        12.608870         2,367,164                17 %
   Non-tax qualified .............................          469,605        12.608870         5,921,188                17 %
   Initial Funding by Depositor (note 1a) ........          100,000        12.938210         1,293,821                19 %

Evergreen - VA Growth and Income Fund:
   Tax qualified .................................          893,262        16.130864        14,409,088                 3 %
   Non-tax qualified .............................        2,453,682        16.130864        39,580,011                 3 %
   Initial Funding by Depositor (note 1a) ........          100,000        16.787932         1,678,793                 5 %

Evergreen - VA International Growth Fund:
   Tax qualified .................................           15,381         9.340809           143,671                (7)%(a)
   Non-tax qualified .............................           36,559         9.340809           341,491                (7)%(a)
   Initial Funding by Depositor (note 1a) ........          100,000         9.390000           939,000                (6)%(a)

Evergreen - VA Small Cap Equity Income:
   Tax qualified .................................           30,706         9.623143           295,488                (4)%(a)
   Non-tax qualified .............................          105,451         9.623143         1,014,770                (4)%(a)
   Initial Funding by Depositor (note 1a) ........          100,000         9.714315           971,432                (3)%(a)

Evergreen - VA Strategic Income Fund:
   Tax qualified .................................          294,309        10.866478         3,198,102                 4 %
   Non-tax qualified .............................          632,171        10.866478         6,869,472                 4 %
   Initial Funding by Depositor (note 1a) ........          100,000        11.150478         1,115,048                 6 %

Fidelity VIP - High Income Portfolio:
   Tax qualified .................................           36,899        11.837723           436,800                (6)%
   Non-tax qualified .............................          139,559        11.837723         1,652,061                (6)%

Fidelity VIP - Overseas Portfolio:
   Tax qualified .................................           34,092        13.323057           454,210                11 %
   Non-tax qualified .............................          184,444        13.323057         2,457,358                11 %

                                                                     (Continued)

                                                                                                                 ANNUAL
                                                             UNITS      UNIT VALUE                              RETURN(b)
                                                           --------     ----------                              ---------
Fidelity VIP-II - Asset Manager Portfolio:
   Tax qualified .................................           35,587        14.983855           533,230                13 %
   Non-tax qualified .............................          108,376        14.983855         1,623,890                13 %

Fidelity VIP-II - Contrafund Portfolio:
   Tax qualified .................................           17,867        15.176535           271,159                28 %
   Non-tax qualified .............................          120,560        15.176535         1,829,683                28 %

Fidelity VIP-III - Growth Opportunities Portfolio:
   Tax qualified .................................           38,197        14.985852           572,415                23 %
   Non-tax qualified .............................          175,401        14.985852         2,628,533                23 %

Nationwide SAT - Government Bond Fund:
   Tax qualified .................................            9,045        11.981662           108,374                 7 %
   Non-tax qualified .............................          105,464        11.981662         1,263,634                 7 %

Nationwide SAT - Money Market Fund:
   Tax qualified .................................          189,512        11.097664         2,103,140                 4 %
   Non-tax qualified .............................          290,059        11.097664         3,218,977                 4 %
                                                          =========        ========     --------------
                                                                                        $ 210,468,889
                                                                                        =============


(a) This investment option was not being utilized for the entire period. Accordingly, the annual return was computed for such period as the investment option was utilized.

(b) The annual return does not include contract charges satisfied by surrendering units.

See accompanying notes to financial statements.

                         NATIONWIDE VARIABLE ACCOUNT-6

        STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     Years Ended December 31, 1998 and 1997

                                                              TOTAL                                EvAggrGro
                                                   -------------------------------     ------------------------------
                                                         1998           1997                1998             1997
                                                   -------------     -------------     -------------     -------------
Investment activity:

Reinvested dividends ..........................    $   2,674,845           921,552              --                --
Mortality, expense and administration
  charges (note 2) ............................       (2,047,220)         (718,940)          (23,680)           (2,625)
                                                   -------------     -------------     -------------     -------------
  Net investment activity .....................          627,625           202,612           (23,680)           (2,625)
                                                   -------------     -------------     -------------     -------------

Proceeds from mutual fund shares sold .........       18,362,960         5,439,115           661,548           146,318
Cost of mutual fund shares sold ...............      (15,304,263)       (5,092,331)         (637,865)         (130,185)
                                                   -------------     -------------     -------------     -------------
  Realized gain (loss) on investments .........        3,058,697           346,784            23,683            16,133
Change in unrealized gain (loss) on investments        1,749,886        10,826,924           663,791            95,799
                                                   -------------     -------------     -------------     -------------
  Net gain (loss) on investments ..............        4,808,583        11,173,708           687,474           111,932
                                                   -------------     -------------     -------------     -------------
Reinvested capital gains ......................        3,792,356         2,934,325              --                --
                                                   -------------     -------------     -------------     -------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........        9,228,564        14,310,645           663,794           109,307
                                                   -------------     -------------     -------------     -------------
Equity transactions:
Purchase payments received from
  contract owners .............................      120,644,969        40,652,403         1,604,948         1,713,176
Transfers between funds .......................             --                --             (22,143)           49,795
Redemptions ...................................       (9,976,873)       (1,288,100)          (76,952)           (2,987)
Contingent deferred sales charges (note 2) ....         (221,448)          (22,638)             (169)             --
Adjustments to maintain reserves ..............           (2,045)          (59,518)              (30)             (129)
                                                   -------------     -------------     -------------     -------------
    Net equity transactions ...................      110,444,603        39,282,147         1,505,654         1,759,855
                                                   -------------     -------------     -------------     -------------

Net change in contract owners' equity .........      119,673,167        53,592,792         2,169,448         1,869,162
Contract owners' equity beginning of period ...       90,795,722        37,202,930         1,869,162              --
                                                   -------------     -------------     -------------     -------------
Contract owners' equity end of period .........    $ 210,468,889        90,795,722         4,038,610         1,869,162
                                                   =============     =============     =============     =============

                                                                 EvFound                            EvFund
                                                    --------------------------------    -------------------------------
                                                          1998               1997             1998            1997
                                                    -------------     -------------     -------------     -------------
Investment activity:

Reinvested dividends ..........................         1,205,584           432,577              --              52,250
Mortality, expense and administration
  charges (note 2) ............................          (683,822)         (240,775)         (374,658)         (134,972)
                                                    -------------     -------------     -------------     -------------
  Net investment activity .....................           521,762           191,802          (374,658)          (82,722)
                                                    -------------     -------------     -------------     -------------

Proceeds from mutual fund shares sold .........         2,201,565           454,441         3,741,560           386,577
Cost of mutual fund shares sold ...............        (1,554,017)         (345,923)       (2,464,952)         (280,189)
                                                    -------------     -------------     -------------     -------------
  Realized gain (loss) on investments .........           647,548           108,518         1,276,608           106,388
Change in unrealized gain (loss) on investments         1,967,032         3,160,540          (993,694)        2,689,609
                                                    -------------     -------------     -------------     -------------
  Net gain (loss) on investments ..............         2,614,580         3,269,058           282,914         2,795,997
                                                    -------------     -------------     -------------     -------------
Reinvested capital gains ......................         1,011,705         1,140,621         1,170,913           707,913
                                                    -------------     -------------     -------------     -------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........         4,148,047         4,601,481         1,079,169         3,421,188
                                                    -------------     -------------     -------------     -------------
Equity transactions:
Purchase payments received from
  contract owners .............................        40,873,811         9,758,419        21,624,968         6,120,181
Transfers between funds .......................          (345,390)          435,226          (264,570)          677,468
Redemptions ...................................        (3,807,693)         (349,437)       (1,784,878)         (170,640)
Contingent deferred sales charges (note 2) ....           (78,359)           (5,566)          (36,780)           (3,401)
Adjustments to maintain reserves ..............                 3           (20,320)             (385)          (11,406)
                                                    -------------     -------------     -------------     -------------
    Net equity transactions ...................        36,642,372         9,818,322        19,538,355         6,612,202
                                                    -------------     -------------     -------------     -------------

Net change in contract owners' equity .........        40,790,419        14,419,803        20,617,524        10,033,390
Contract owners' equity beginning of period ...        28,413,017        13,993,214        17,317,316         7,283,926
                                                    -------------     -------------     -------------     -------------
Contract owners' equity end of period .........        69,203,436        28,413,017        37,934,840        17,317,316
                                                    =============     =============     =============     =============



                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-6

        STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     Years Ended December 31, 1998 and 1997


                                                            EvGloLead                        EvGrinc
                                                   ---------------------------     --------------------------
                                                         1998          1997             1998            1997
                                                   -----------     -----------     -----------     -----------
Investment activity:

Reinvested dividends ..........................    $    53,046          13,693         445,613         107,784
Mortality, expense and administration
  charges (note 2) ............................        (70,467)         (6,316)       (589,626)       (215,211)
                                                   -----------     -----------     -----------     -----------
  Net investment activity .....................        (17,421)          7,377        (144,013)       (107,427)
                                                   -----------     -----------     -----------     -----------

Proceeds from mutual fund shares sold .........        333,363          94,457       2,532,809         260,180
Cost of mutual fund shares sold ...............       (320,068)        (83,425)     (1,711,193)       (200,097)
                                                   -----------     -----------     -----------     -----------
  Realized gain (loss) on investments .........         13,295          11,032         821,616          60,083
Change in unrealized gain (loss) on investments        937,511          48,221      (1,097,281)      4,175,082
                                                   -----------     -----------     -----------     -----------
  Net gain (loss) on investments ..............        950,806          59,253        (275,665)      4,235,165
                                                   -----------     -----------     -----------     -----------
Reinvested capital gains ......................           --             6,846       1,025,093         851,646
                                                   -----------     -----------     -----------     -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........        933,385          73,476         605,415       4,979,384
                                                   -----------     -----------     -----------     -----------
Equity transactions:
Purchase payments received from
  contract owners .............................      5,846,998       2,688,641      31,886,459      10,489,601
Transfers between funds .......................        106,880         142,364        (880,523)        774,340
Redemptions ...................................       (202,140)         (5,540)     (2,663,166)       (301,923)
Contingent deferred sales charges (note 2) ....         (1,289)           --           (59,682)         (6,093)
Adjustments to maintain reserves ..............           (281)           (321)            243         (18,127)
                                                   -----------     -----------     -----------     -----------
    Net equity transactions ...................      5,750,168       2,825,144      28,283,331      10,937,798
                                                   -----------     -----------     -----------     -----------

Net change in contract owners' equity .........      6,683,553       2,898,620      28,888,746      15,917,182
Contract owners' equity beginning of period ...      2,898,620            --        26,779,146      10,861,964
                                                   -----------     -----------     -----------     -----------
Contract owners' equity end of period .........    $ 9,582,173       2,898,620      55,667,892      26,779,146
                                                   ===========     ===========     ===========     ===========




                                                              EvIntGr                       EvSmCapEI
                                                   --------------------------    ----------------------------
                                                        1998           1997           1998             1997
                                                   -----------     -----------    -----------     -----------
Investment activity:

Reinvested dividends ..........................           --              --           26,284            --
Mortality, expense and administration
  charges (note 2) ............................         (1,172)           --           (6,043)           --
                                                   -----------     -----------    -----------     -----------
  Net investment activity .....................         (1,172)           --           20,241            --
                                                   -----------     -----------    -----------     -----------

Proceeds from mutual fund shares sold .........         25,398            --           61,160            --
Cost of mutual fund shares sold ...............        (28,372)           --          (66,317)           --
                                                   -----------     -----------    -----------     -----------
  Realized gain (loss) on investments .........         (2,974)           --           (5,157)           --
Change in unrealized gain (loss) on investments        (30,514)           --            1,048            --
                                                   -----------     -----------    -----------     -----------
  Net gain (loss) on investments ..............        (33,488)           --           (4,109)           --
                                                   -----------     -----------    -----------     -----------
Reinvested capital gains ......................           --              --            2,958            --
                                                   -----------     -----------    -----------     -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........        (34,660)           --           19,090            --
                                                   -----------     -----------    -----------     -----------
Equity transactions:
Purchase payments received from
  contract owners .............................      1,349,323            --        2,256,250            --
Transfers between funds .......................        109,498            --            9,853            --
Redemptions ...................................           --              --           (3,501)           --
Contingent deferred sales charges (note 2) ....           --              --             --              --
Adjustments to maintain reserves ..............              1            --               (2)           --
                                                   -----------     -----------    -----------     -----------
    Net equity transactions ...................      1,458,822            --        2,262,600            --
                                                   -----------     -----------    -----------     -----------

Net change in contract owners' equity .........      1,424,162            --        2,281,690            --
Contract owners' equity beginning of period ...           --              --             --              --
                                                   -----------     -----------    -----------     -----------
Contract owners' equity end of period .........      1,424,162            --        2,281,690            --
                                                   ===========     ===========    ===========     ===========


                         NATIONWIDE VARIABLE ACCOUNT-6

        STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     Years Ended December 31, 1998 and 1997

                                                                EvStratInc                      FidVIPHI
                                                   -----------------------------     -----------------------------
                                                         1998             1997             1998            1997
                                                   ------------     ------------     ------------     ------------
Investment activity:

Reinvested dividends ..........................    $    421,087           58,403          166,235           81,089
Mortality, expense and administration
  charges (note 2) ............................         (81,408)          (3,818)         (31,839)         (21,420)
                                                   ------------     ------------     ------------     ------------
  Net investment activity .....................         339,679           54,585          134,396           59,669
                                                   ------------     ------------     ------------     ------------

Proceeds from mutual fund shares sold .........       1,064,321           27,364          637,651          135,073
Cost of mutual fund shares sold ...............      (1,035,887)         (26,954)        (608,365)        (123,630)
                                                   ------------     ------------     ------------     ------------
  Realized gain (loss) on investments .........          28,434              410           29,286           11,443
Change in unrealized gain (loss) on investments        (130,808)           9,641         (397,432)         169,861
                                                   ------------     ------------     ------------     ------------
  Net gain (loss) on investments ..............        (102,374)          10,051         (368,146)         181,304
                                                   ------------     ------------     ------------     ------------
Reinvested capital gains ......................            --              3,203          105,628           10,022
                                                   ------------     ------------     ------------     ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........         237,305           67,839         (128,122)         250,995
                                                   ------------     ------------     ------------     ------------
Equity transactions:
Purchase payments received from
  contract owners .............................       8,368,709        2,031,686          560,932          793,624
Transfers between funds .......................         625,598          110,007         (309,711)         (67,359)
Redemptions ...................................        (250,007)          (4,481)         (93,106)         (37,261)
Contingent deferred sales charges (note 2) ....          (3,783)            --             (1,478)          (1,077)
Adjustments to maintain reserves ..............             (75)            (176)            (365)          (1,783)
                                                   ------------     ------------     ------------     ------------
    Net equity transactions ...................       8,740,442        2,137,036          156,272          686,144
                                                   ------------     ------------     ------------     ------------

Net change in contract owners' equity .........       8,977,747        2,204,875           28,150          937,139
Contract owners' equity beginning of period ...       2,204,875             --          2,060,711        1,123,572
                                                   ------------     ------------     ------------     ------------
Contract owners' equity end of period .........      11,182,622        2,204,875        2,088,861        2,060,711
                                                   ============     ============     ============     ============



                                                               FidVIPOv                           FidVIPAM
                                                    -----------------------------     -----------------------------
                                                          1998             1997             1998            1997
                                                    ------------     ------------     ------------     ------------
Investment activity:

Reinvested dividends ..........................           51,626           25,789           60,892           44,528
Mortality, expense and administration
  charges (note 2) ............................          (40,291)         (28,305)         (28,570)         (21,642)
                                                    ------------     ------------     ------------     ------------
  Net investment activity .....................           11,335           (2,516)          32,322           22,886
                                                    ------------     ------------     ------------     ------------

Proceeds from mutual fund shares sold .........          298,379          134,986          180,711          183,404
Cost of mutual fund shares sold ...............         (271,550)        (125,100)        (165,427)        (168,748)
                                                    ------------     ------------     ------------     ------------
  Realized gain (loss) on investments .........           26,829            9,886           15,284           14,656
Change in unrealized gain (loss) on investments          100,727           32,191           24,653          135,695
                                                    ------------     ------------     ------------     ------------
  Net gain (loss) on investments ..............          127,556           42,077           39,937          150,351
                                                    ------------     ------------     ------------     ------------
Reinvested capital gains ......................          152,162          102,376          182,677          111,698
                                                    ------------     ------------     ------------     ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........          291,053          141,937          254,936          284,935
                                                    ------------     ------------     ------------     ------------
Equity transactions:
Purchase payments received from
  contract owners .............................          146,809        1,095,522          157,578          457,162
Transfers between funds .......................          (96,968)         154,310          (49,668)         (24,319)
Redemptions ...................................          (88,116)         (55,512)         (91,144)         (47,012)
Contingent deferred sales charges (note 2) ....           (1,809)          (1,667)          (1,133)          (1,956)
Adjustments to maintain reserves ..............             (595)          (2,173)            (287)          (1,822)
                                                    ------------     ------------     ------------     ------------
    Net equity transactions ...................          (40,679)       1,190,480           15,346          382,053
                                                    ------------     ------------     ------------     ------------

Net change in contract owners' equity .........          250,374        1,332,417          270,282          666,988
Contract owners' equity beginning of period ...        2,661,194        1,328,777        1,886,838        1,219,850
                                                    ------------     ------------     ------------     ------------
Contract owners' equity end of period .........        2,911,568        2,661,194        2,157,120        1,886,838
                                                    ============     ============     ============     ============


                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-6

        STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     Years Ended December 31, 1998 and 1997

                                                            Fid VIPCon                       FidVIPGrOp
                                                   ----------------------------    ---------------------------
                                                        1998          1997            1998            1997
                                                   -----------     -----------     -----------     -----------
Investment activity:

Reinvested dividends ..........................    $     9,259            --            19,139            --
Mortality, expense and administration
  charges (note 2) ............................        (23,433)         (7,563)        (33,857)         (9,859)
                                                   -----------     -----------     -----------     -----------
  Net investment activity .....................        (14,174)         (7,563)        (14,718)         (9,859)
                                                   -----------     -----------     -----------     -----------

Proceeds from mutual fund shares sold .........        486,379          43,360         264,446           8,378
Cost of mutual fund shares sold ...............       (386,936)        (41,279)       (195,987)         (7,246)
                                                   -----------     -----------     -----------     -----------
  Realized gain (loss) on investments .........         99,443           2,081          68,459           1,132
Change in unrealized gain (loss) on investments        269,080         106,841         433,931         200,704
                                                   -----------     -----------     -----------     -----------
  Net gain (loss) on investments ..............        368,523         108,922         502,390         201,836
                                                   -----------     -----------     -----------     -----------
Reinvested capital gains ......................         68,120            --            66,530            --
                                                   -----------     -----------     -----------     -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........        422,469         101,359         554,202         191,977
                                                   -----------     -----------     -----------     -----------
Equity transactions:
Purchase payments received from
  contract owners .............................        337,230         833,310         861,311       1,126,943
Transfers between funds .......................        179,052         278,193         389,976         202,051
Redemptions ...................................        (30,229)        (19,227)       (109,496)        (10,326)
Contingent deferred sales charges (note 2) ....           (490)           --            (4,526)           --
Adjustments to maintain reserves ..............           (214)           (611)           (349)           (815)
                                                   -----------     -----------     -----------     -----------
    Net equity transactions ...................        485,349       1,091,665       1,136,916       1,317,853
                                                   -----------     -----------     -----------     -----------

Net change in contract owners' equity .........        907,818       1,193,024       1,691,118       1,509,830
Contract owners' equity beginning of period ...      1,193,024            --         1,509,830            --
                                                   -----------     -----------     -----------     -----------
Contract owners' equity end of period .........    $ 2,100,842       1,193,024       3,200,948       1,509,830
                                                   ===========     ===========     ===========     ============



                                                                NSATGvtBd                       NSATMyMkt
                                                    ----------------------------    ----------------------------
                                                         1998           1997            1998           1997
                                                     -----------     -----------     -----------     -----------
Investment activity:

Reinvested dividends ..........................           43,647          14,524         172,433          90,915
Mortality, expense and administration
  charges (note 2) ............................          (10,720)         (3,173)        (47,634)        (23,261)
                                                     -----------     -----------     -----------     -----------
  Net investment activity .....................           32,927          11,351         124,799          67,654
                                                     -----------     -----------     -----------     -----------

Proceeds from mutual fund shares sold .........          315,041         167,781       5,558,629       3,396,796
Cost of mutual fund shares sold ...............         (298,698)       (162,759)     (5,558,629)     (3,396,796)
                                                     -----------     -----------     -----------     -----------
  Realized gain (loss) on investments .........           16,343           5,022            --              --
Change in unrealized gain (loss) on investments            1,842           2,740            --              --
                                                     -----------     -----------     -----------     -----------
  Net gain (loss) on investments ..............           18,185           7,762            --              --
                                                     -----------     -----------     -----------     -----------
Reinvested capital gains ......................            6,570            --              --              --
                                                     -----------     -----------     -----------     -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........           57,682          19,113         124,799          67,654
                                                     -----------     -----------     -----------     -----------
Equity transactions:
Purchase payments received from

  contract owners .............................           67,906         151,591       4,701,737       3,392,547
Transfers between funds .......................          995,059          (1,011)       (446,943)     (2,731,065)
Redemptions ...................................          (37,892)        (95,353)       (738,553)       (188,401)
Contingent deferred sales charges (note 2) ....           (1,011)           (176)        (30,939)         (2,702)
Adjustments to maintain reserves ..............              (50)           (264)            341          (1,571)
                                                     -----------     -----------     -----------     -----------
    Net equity transactions ...................        1,024,012          54,787       3,485,643         468,808
                                                     -----------     -----------     -----------     -----------

Net change in contract owners' equity .........        1,081,694          73,900       3,610,442         536,462
Contract owners' equity beginning of period ...          290,314         216,414       1,711,675       1,175,213
                                                     -----------     -----------     -----------     -----------
Contract owners' equity end of period .........        1,372,008         290,314       5,322,117       1,711,675
                                                     ===========     ===========     ===========     ============


See accompanying notes to financial statements

                          NATIONWIDE VARIABLE ACCOUNT-6
                          NOTES TO FINANCIAL STATEMENTS

                           DECEMBER 31, 1998 AND 1997

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         Nationwide Variable Account-6 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on February 2, 1994. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         On February 28, 1996, the Company (Depositor) transferred to the Account, 100,000 shares of the Evergreen - VA Foundation Fund, 100,000 shares of the Evergreen - VA Fund and 100,000 shares of the Evergreen - VA Growth and Income Fund, for which the Account was credited with 100,000 units of each of the foregoing Evergreen Funds. These amounts represent the initial funding of the Account. The value of the units purchased by the Company on February 28, 1996 was $3,000,000.

         On March 3, 1997, the Company (Depositor) transferred to the Account, 100,000 shares of the Evergreen - VA Aggressive Growth Fund, 100,000 shares of the Evergreen - VA Global Leaders Fund and 100,000 shares of the Evergreen - VA Strategic Income Fund, for which the Account was credited with 100,000 units of each of the foregoing Evergreen Funds. The value of the units purchased by the Company on March 3, 1997 was $3,000,000.

         On May 1, 1998, the Company (Depositor) transferred to the Account, 100,000 shares of the Evergreen - VA Small Cap Equity Income Fund, for which the Account was credited with 100,000 units of the foregoing Evergreen Fund. The value of the units purchased by the Company on May 1, 1998 was $1,000,000.

         On August 17, 1998, the Company (Depositor) transferred to the Account, 100,000 shares of the Evergreen - International Growth Fund, for which the Account was credited with 100,000 units of the foregoing Evergreen Fund. The value of the units purchased by the Company on August 17, 1998 was $1,000,000.

         The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through banks and other financial institutions.

     (b) The Contracts

         Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

         With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following funds:

              Funds of the Evergreen Variable Trust (Evergreen);

                 Evergreen - VA Aggressive Growth Fund (EvAggrGro)

                 Evergreen - VA Foundation Fund (EvFound)

                 Evergreen - VA Fund (EvFund)

                 Evergreen - VA Global Leaders Fund (EvGloLead)

                 Evergreen - VA Growth and Income Fund (EvGrInc)

                 Evergreen - VA International Growth Fund (EvIntGr)

                 Evergreen - VA Small Cap Equity Income Fund (EvSmCapEI)

                 Evergreen - VA Strategic Income Fund (EvStratInc)

              Portfolios of the Fidelity Variable Insurance Products Fund (Fidelity VIP);

                 Fidelity VIP - High Income Portfolio (FidVIPHI)

                 Fidelity VIP - Overseas Portfolio (FidVIPOv)

              Portfolios of the Fidelity Variable Insurance Products Fund II (Fidelity VIP-II);

                 Fidelity VIP-II - Asset Manager Portfolio (FidVIPAM)

                 Fidelity VIP-II - Contrafund Portfolio (FidVIPCon)

              Portfolio of the Fidelity Variable Insurance Products Fund III (Fidelity VIP-III);

                 Fidelity VIP-III - Growth Opportunities Portfolio (FidVIPGrOp)

              Funds of the Nationwide Separate Account Trust (Nationwide SAT) (managed for a fee by an affiliated investment advisor);

                 Nationwide SAT - Government Bond Fund (NSATGvtBd)

                 Nationwide SAT - Money Market Fund (NSATMyMkt)

         At December 31, 1998, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

         A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

         Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1998. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  EXPENSES

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The following contract charges are deducted by the Company: a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.15%, respectively. No charges are deducted from the initial funding by the Depositor, or from earnings thereon.

(3)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

                          Independent Auditors' Report

The Board of Directors of Nationwide Life Insurance Company and
Contract Owners of Nationwide Variable Account-6:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account-6 as of December 31, 1998, and the related statements of operations and changes in contract owners' equity for each of the years in the two year period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Variable Account-6 as of December 31, 1998, and the results of its operations and its changes in contract owners' equity for each of the years in the two year period then ended in conformity with generally accepted accounting principles.

                                                                   KPMG LLP

Columbus, Ohio
February 5, 1999

                      [THIS PAGE LEFT BLANK INTENTIONALLY]

NATIONWIDE LIFE INSURANCE COMPANY                                  Bulk Rate
HOME OFFICE: ONE NATIONWIDE PLAZA - COLUMBUS, OHIO 43215-2220     U.S. Postage
                                                                      PAID
                                                                 Columbus, Ohio
                                                                 Permit No. 521







Nationwide(R) is a registered federal service mark of Nationwide Mutual Insurance Company